Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Revenues [Abstract]
Schedule of Customer Deposits, Advances, Deferred Revenues, and Deferred Unit Costs

Deferred revenues, and deferred cost of revenues consist of the following:

	December 31,
	2014	2013

Customer deposits and advances	$105	$443
Deferred Ekso unit revenues	5,327	3,463
Deferred service, leasing and software revenues	1,875	722
Deferred revenues total	7,307	4,628
Less current portion	(3,412)	(2,419)
Deferred revenues, non-current	$3,895	$2,209

Deferred cost of revenue	$3,568	$1,573
Less current portion	(1,551)	(769)
Deferred cost of revenue, non-current	$2,017	$804